Going Concern (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (1,959,649)	$ (1,802,020)	$ (1,164,833)